Trade receivables and other current assets	12 Months Ended
Dec. 31, 2019
Text block1 [abstract]
Trade receivables and other current assets
Note
10
. Trade receivables and other current assets
Accounting policies for trade receivables and other current assets are described in Note
8
.1.
10
.1 Trade receivables

	As of December 31,	As of December 31,
	2018	2019
	$ in thousands
Trade receivables	3,353	3,513
Valuation allowance	(382)	(554)

Total net value of trade receivables	2,971	2,959

All trade receivables have payment terms of less than one year. The trade receivables are mainly due to collaboration contracts and to the commercialization of Calyxt’s high oleic soybean
 products.
10
.2 Subsidies receivables

	As of December 31,	As of December 31,
	2018	2019
	$ in thousands
Research tax credit	16,842	9,140
Other subsidies	1,598	—
Valuation allowance for other subsidies	(1,266)	—

Total subsidies receivables	17,173	9,140

Research tax credit receivables as of December 31, 2019 mainly include the accrual for a French research tax credit related to 2019 for $7.9 million. The remaining amount mainly relates to refundable tax credits in the United States. In December 2018, the French Tax Authority initiated an audit related to the 2014, 2015, 2016 and 2017 French research tax credits. Based on our current evaluation of the status of the audit, we do not believe that a provision should be recorded as of December 31, 2019. During the last quarter of 2019, we received payments of $7.4 million and $7.3 million related to 2017 and 2018 tax credit receivables. The valuation allowance for other subsidies was fully reversed in 2019 as a loss was incurred.
Research tax credit receivables as of December 31, 2018 include the accrual for a French research tax credit related to 2017 for $8.0 million and to 2018 for $7.8 million and the remaining amount mainly relates to refundable tax credits in the United States. The valuation allowance for other subsidies corresponds mainly to a grant, which was fully reserved in 2014.

10
.3 Other current assets

	As of December 31,	As of December 31,
	2018	2019
	$ in thousands
VAT receivables	1,679	3,044
Prepaid expenses and other prepayments	10,985	11,829
Tax and social receivables	244	150
Deferred expenses and other current assets	2,425	594

Total other current assets	15,333	15,617

Prepaid expenses and other prepayments primarily include advances to our sub-contractors
on research and development activities. They mainly relate to advance payments to suppliers of biological raw materials and to third parties participating in product manufacturing.
During the years ended December 31, 2019, and December 31, 2018, we prepaid certain manufacturing costs related to our product candidates UCART123, UCARTCS1 and UCART22 of which the delivery of products or services is expected in the coming months.
As of December 31, 2018, deferred expenses and other current assets include (i) a deferred expense of $2.1 million related to the sale and lease-back transaction entered into by Calyxt and (ii) other current assets for $0.3 million. As of January 1, 2019, the $2.1 million deferred expense mentioned above has been reclassified in
“Right-of-use
assets” following the IFRS16 application. As of December 31, 2019, deferred expenses and other current assets mainly relates
to
commission fees with respect to a letter of credit relating to our IMPACT facility, a Calyxt broker receivable and certain down payments to suppliers.
As of December 31, 2018, tax and social receivables include $0.2 million of social charges on personnel expenses. As of December 31, 2019, tax and social receivables relate mainly to social charges on personnel expenses and t
ax
reimburse
ment
.